Shareholders Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total Shareholders' Equity	Noncontrolling Interest	Total
Beginning balance, shares at Sep. 30, 2014	9,703,270
Beginning balance, amount at Sep. 30, 2014	$ 970	$ 47,892	$ 157,413	$ 40	$ 206,315	$ 0	$ 206,315
Exercise of stock options, shares	72,300						72,300
Exercise of stock options, amount	$ 7	1,005			1,012		$ 1,012
Excess tax benefits from exercises of stock options and vesting of restricted stock		174			174		174
Stock option compensation		267			267		267
Shares granted to Directors, shares	16,200
Shares granted to Directors, amount	$ 2	534			536		536
Spin-off adjustment			(34,188)	(53)	(34,241)		(34,241)
Net income			8,272		8,272		8,272
Minimum pension liability, net				7	7		7
Ending balance, shares at Sep. 30, 2015	9,791,770
Ending balance, amount at Sep. 30, 2015	$ 979	49,872	131,497	(6)	182,342	0	$ 182,342
Exercise of stock options, shares	63,730						63,730
Exercise of stock options, amount	$ 7	1,165			1,172		$ 1,172
Stock option compensation		166			166		166
Shares granted to Directors, shares	13,200
Shares granted to Directors, amount	$ 1	411			412		412
Shares purchased and canceled, shares	(1,421)
Shares purchased and canceled, amount		(8)	(35)		(43)		(43)
Net income			12,024		12,024		12,024
Minimum pension liability, net				26	26		26
Ending balance, shares at Sep. 30, 2016	9,867,279
Ending balance, amount at Sep. 30, 2016	$ 987	51,606	143,486	20	196,099	0	196,099
Beginning balance, amount at Sep. 30, 2016							$ 196,099
Exercise of stock options, shares	46,775						46,775
Exercise of stock options, amount	$ 4	962			966		$ 966
Stock option compensation		79			79		79
Net income			1,682		1,682		1,682
Minimum pension liability, net				(6)	(6)		(6)
Ending balance, shares at Dec. 31, 2016	9,914,054
Ending balance, amount at Dec. 31, 2016	$ 991	52,647	145,168	14	198,820	0	198,820
Beginning balance, amount at Dec. 31, 2016							$ 198,820
Exercise of stock options, shares	92,130						92,130
Exercise of stock options, amount	$ 9	2,288			2,297		$ 2,297
Stock option compensation		268			268		268
Shares granted to Directors, shares	10,483
Shares granted to Directors, amount	$ 1	444			445		445
Shares purchased and canceled, shares	(2,000)
Shares purchased and canceled, amount		(11)	(63)		(74)		(74)
Net income			41,750		41,750		41,750
Noncontrolling interest						21,052	21,052
Minimum pension liability, net				24	24		24
Ending balance, shares at Dec. 31, 2017	10,014,667
Ending balance, amount at Dec. 31, 2017	$ 1,001	$ 55,636	$ 186,855	$ 38	$ 243,530	$ 21,052	$ 264,582